Initial Public Offering - Additional Information (Detail) - USD ($)			3 Months Ended	6 Months Ended
	Apr. 28, 2021	Dec. 17, 2020	Dec. 31, 2020	Jun. 30, 2021
Proceeds from initial public offer			$ 373,750,000
Offering costs		$ 19,500,000
Deferred underwriting commissions		$ 13,100,000	$ 13,081,250	$ 13,081,250
Share price per share		$ 10.00
Deferred legal fees		$ 500,000		$ 500,000
IPO [Member]
Offering costs		19,900,000
Deferred underwriting commissions		$ 13,100,000
Share price per share		$ 10.00
Over-Allotment Option [Member]
Stock issued during the period shares			4,875,000	4,875,000
Common Class A [Member]
Share price per share		$ 11.50	$ 9.20	$ 9.20
Stock conversion basis	one-for-one
Shares issuable per warrant			0.361	0.361
Common Class A [Member] | IPO [Member]
Stock issued during the period shares		37,375,000
Sale of stock issue price per share		$ 10.00
Proceeds from initial public offer		$ 373,800,000
Stock conversion basis		Each Unit consists of one Class A ordinary share, and one-fourth of one redeemable warrant (each, a “Public warrant”).
Common Class A [Member] | Over-Allotment Option [Member]
Stock issued during the period shares		4,875,000
Public Warrant [Member] | Common Class A [Member]
Shares issuable per warrant		1
Exercise price of warrant		$ 11.50